SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
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                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT

		   Polaris Preferred Solution Variable Annuity

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Effective on or about October 7, 2019, the following Underlying Funds of the SunAmerica Series Trust ("SAST") and PIMCO Variable Insurance Trust ("PVIT") are available to contract owners for direct investment if a living benefit is not elected:

Underlying Fund        Managed by                Trust   Asset Class
------------------     ----------------------     -----   -----------
SA Franklin U.S.       Franklin Advisers, Inc.    SAST    STOCK
Equity Smart Beta
Portfolio

PIMCO Total Return     Pacific Investment	  PVIT	  BOND
Portfolio	       Management Company

PIMCO Emerging         Pacific Investment	  PVIT	  BOND
Markets Bond	       Management Company
Portfolio

Dated:  October 7, 2019

                   Please keep this Supplement with your Prospectus